Convertible Debt (Details 1) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Total convertible debt obligation	$ 6,660,091	$ 0
Convertible [member]
Statement [Line Items]
Greater than one year	1,566,804
Less than one year	5,093,287
Total convertible debt obligation	$ 6,660,091